SCHEDULE I - CONSOLIDATED SUMMARY OF INVESTMENTS – OTHER THAN INVESTMENTS IN RELATED PARTIES (Details) $ in Millions	Dec. 31, 2022 USD ($)
Common Stock [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	$ 141,241
Carrying Value	130,990
Fixed Maturity AFS Securities [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	110,944
Fair Value	99,465
Carrying Value	99,465
Equity Securities [Member] | Common Stock [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	388
Fair Value	427
Carrying Value	427
U.S. Government Bonds [Member] | Fixed Maturity AFS Securities [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	377
Fair Value	351
Carrying Value	351
Foreign Government Bonds [Member] | Fixed Maturity AFS Securities [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	339
Fair Value	311
Carrying Value	311
State And Municipal Bonds [Member] | Fixed Maturity AFS Securities [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	5,198
Fair Value	4,885
Carrying Value	4,885
Public Utilities [Member] | Fixed Maturity AFS Securities [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	13,730
Fair Value	12,084
Carrying Value	12,084
All other corporate bonds [Member] | Fixed Maturity AFS Securities [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	75,220
Fair Value	67,082
Carrying Value	67,082
Mortgage-Backed And Asset-Backed Securities [Member] | Fixed Maturity AFS Securities [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	15,724
Fair Value	14,402
Carrying Value	14,402
Hybrid And Redeemable Preferred Securities [Member] | Fixed Maturity AFS Securities [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	356
Fair Value	350
Carrying Value	350
Banks, Trusts, And Insurance Companies [Member] | Equity Securities [Member] | Common Stock [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	48
Fair Value	47
Carrying Value	47
Industrial, miscellaneous and all other [Member] | Equity Securities [Member] | Common Stock [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	55
Fair Value	146
Carrying Value	146
Nonredeemable preferred securities [Member] | Equity Securities [Member] | Common Stock [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	285
Fair Value	234
Carrying Value	234
Trading Securities [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	3,782
Fair Value	3,446
Carrying Value	3,446
Mortgage Loans On Real Estate [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	18,336
Fair Value	16,477
Carrying Value	18,211
Policy loans [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	2,345
Carrying Value	2,345
Derivative Investments [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	1,869
Fair Value	3,519
Carrying Value	3,519
Other Investments [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	3,577
Fair Value	3,577
Carrying Value	$ 3,577